Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands			1 Months Ended							12 Months Ended
	Feb. 07, 2020 USD ($)	Oct. 11, 2016	Nov. 30, 2021 m³	Jun. 30, 2020 USD ($)	Dec. 31, 2018 item m³	Aug. 31, 2018 item m³	May 31, 2018 item m³	Mar. 31, 2018 item m³	Jan. 31, 2018 item m³	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 item	Dec. 31, 2014 item	Jun. 01, 2020 USD ($)
Property, plant and equipment
Impairment loss										$ (153,669)	$ (28,627)	$ (162,149)
Vessels pledged as collateral										4,972,283	5,001,174
Loss from sale of property, plant and equipment										(1,100)	(572)
Amount reimbursed												10,451
Foreign exchange losses on reimbursement												773
Keppel Shipyard Limited
Property, plant and equipment
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years		3 years
LLI discounted purchase price, expressed as a percentage of the original cost		85.00%
LLI cost, expressed as a percentage of original cost		115.00%
Payment for acquisition of LLI	$ 17,625
MSL | Purchase of depot spares
Property, plant and equipment
Number of vessels acquired | item													2	6
Capital commitment															$ 8,000
GAS-twenty eight Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item									1
Cargo capacity (in cbm) | m³									180,000
GAS-thirty one Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item								1
Cargo capacity (in cbm) | m³								180,000
GAS-thirty Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item							1
Cargo capacity (in cbm) | m³							180,000
GAS-thirty two Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item						1
Cargo capacity (in cbm) | m³						174,000
GAS-thirty three Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item						1
Cargo capacity (in cbm) | m³						174,000
GAS-thirty four Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item					1
Cargo capacity (in cbm) | m³					180,000
GAS-thirty five Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item					1
Cargo capacity (in cbm) | m³					180,000
GAS-three Ltd. and GAS-ten Ltd
Property, plant and equipment
Loss arising from sale and leaseback transactions										1,100
GAS-ten Ltd
Property, plant and equipment
Non-cash impairment loss										16,853
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year										5,028,509
Balance, at the end of the year										5,002,829	5,028,509
Vessels
Property, plant and equipment
Balance, at the beginning of the year										5,001,174
Balance, at the end of the year										$ 4,972,283	$ 5,001,174
Discount rate applied to cash flow projections										7.50%	6.40%
Steam Vessels
Property, plant and equipment
Impairment loss										$ (125,839)
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item										6
Impairment reversal resulting from potential increase in re-chartering rate										$ 50,070
Impairment loss resulting from potential decrease in re-chartering rate										$ 50,070
Discount rate applied to cash flow projections										7.50%	6.40%
Percentage of increase or decrease in the discount rate for sensitivity analysis										0.50%
Impairment loss due to increase in discount rate										$ 9,798
Impairment reversal due to decrease in discount rate										(10,451)
Steam Vessels | Average
Property, plant and equipment
Charter market rate used (per day)										35	$ 40
Increase or decrease in re-chartering rate for sensitivity analysis										$ 5
Steam Vessels | GasLog Partners LP
Property, plant and equipment
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item										5
Steam Vessels | Gaslog Ltd.
Property, plant and equipment
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item										1
Steam vessels impaired during current period
Property, plant and equipment
Impairment loss										$ (125,839)
Balance, at the end of the year										427,150
Methane Rita Andrea
Property, plant and equipment
Impairment loss										(23,234)
Balance, at the end of the year										67,697
Methane Jane Elizabeth
Property, plant and equipment
Impairment loss										(22,573)
Balance, at the end of the year										70,149
Methane Lydon Volney
Property, plant and equipment
Impairment loss										(21,862)
Balance, at the end of the year										72,684
Methane Alison Victoria
Property, plant and equipment
Impairment loss										(20,118)
Balance, at the end of the year										71,587
Methane Shirley Elisabeth
Property, plant and equipment
Impairment loss										(16,869)
Balance, at the end of the year										69,069
Methane Heather Sally
Property, plant and equipment
Impairment loss										(21,183)
Balance, at the end of the year										75,964
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year										27,335
Balance, at the end of the year										30,546	27,335
Office property and other tangible assets | Egypt LNG Shipping Ltd / Associate
Property, plant and equipment
Price for selling property, plant and equipment				$ 2,457
Loss from sale of property, plant and equipment				$ (572)
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year										132,839
Balance, at the end of the year										22,939	132,839
Progress shipyard installments											99,068
Onsite supervision costs											1,701
Critical spare parts, equipment and other vessel delivery expenses										22,939	32,070
Vessels under construction | Daewoo
Property, plant and equipment
Capital commitment										820,654
Hull No. 2532 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³			174,000
Hull No. 2533 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³			174,000
Hull No. 2534 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³			174,000
Hull No. 2535 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³			174,000
Vessel under conversion into FSRU
Property, plant and equipment
Impairment loss										(10,977)
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year										6,111,421	5,339,512
Additions										20,176	51,361
Disposals										(396,271)	(3,029)
Transfer from vessels under construction										581,952	747,940
Fully amortized fixed assets										(14,512)	(24,363)
Balance, at the end of the year										6,302,766	6,111,421	5,339,512
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the year										6,078,041	5,314,348
Additions										16,337	40,116
Disposals										(396,271)
Transfer from vessels under construction										581,952	747,940
Fully amortized fixed assets										(14,512)	(24,363)
Balance, at the end of the year										6,265,547	6,078,041	5,314,348
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year										33,380	25,164
Additions										3,839	11,245
Disposals											(3,029)
Balance, at the end of the year										37,219	33,380	25,164
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year										132,839	203,323
Additions										483,029	677,456
Transfer from vessels under construction										(581,952)	(747,940)
Balance, at the end of the year										33,916	132,839	203,323
Accumulated depreciation and impairment | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year										(1,082,912)	(912,447)
Depreciation expense										(185,663)	(166,201)
Disposals										96,818
Impairment loss										(142,692)	(28,627)
Fully amortized fixed assets										14,512	24,363
Balance, at the end of the year										(1,299,937)	(1,082,912)	(912,447)
Accumulated depreciation and impairment | Vessels
Property, plant and equipment
Balance, at the beginning of the year										(1,076,867)	(907,192)
Depreciation expense										(185,035)	(165,411)
Disposals										96,818
Impairment loss										(142,692)	(28,627)
Fully amortized fixed assets										14,512	24,363
Balance, at the end of the year										(1,293,264)	(1,076,867)	(907,192)
Accumulated depreciation and impairment | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year										(6,045)	(5,255)
Depreciation expense										(628)	(790)
Balance, at the end of the year										(6,673)	$ (6,045)	$ (5,255)
Accumulated depreciation and impairment | Vessels under construction
Property, plant and equipment
Impairment loss										(10,977)
Balance, at the end of the year										$ (10,977)